Significant Accounting Policies and Practices (Details) - Schedule of revenue recognition - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenue recognition [Abstract]
Products and services transferred over time	$ 1,091,374	$ 735,202	$ 4,182,681	$ 1,100,199
Products and services transferred at a point in time	257,364	8,711	117,036	112,671
Revenue recognition	$ 1,348,738	$ 743,913	$ 4,299,717	$ 1,212,870